Pension and Other Postretirement Benefits, Pension Actual and Target Asset Allocations (Details) (Pension Plan [Member])	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
US Plans [Member] | United States [Member] | Equity securities [Member]
Actual and target asset allocation [Abstract]
Actual asset allocation (in hundredths)	58.00%	58.00%
Target asset allocation (in hundredths)	55.00%	55.00%
US Plans [Member] | United States [Member] | Fixed income [Member]
Actual and target asset allocation [Abstract]
Actual asset allocation (in hundredths)	33.00%	35.00%
Target asset allocation (in hundredths)	30.00%	30.00%
US Plans [Member] | United States [Member] | Alternatives [Member]
Actual and target asset allocation [Abstract]
Actual asset allocation (in hundredths)	9.00%	7.00%
Target asset allocation (in hundredths)	15.00%	15.00%
Non-US Plans [Member] | Canada [Member] | Equity securities [Member]
Actual and target asset allocation [Abstract]
Actual asset allocation (in hundredths)	61.00%	61.00%
Target asset allocation (in hundredths)	60.00%	60.00%
Non-US Plans [Member] | Canada [Member] | Fixed income [Member]
Actual and target asset allocation [Abstract]
Actual asset allocation (in hundredths)	39.00%	39.00%
Target asset allocation (in hundredths)	40.00%	40.00%
Non-US Plans [Member] | United Kingdom - Lyondell Chemical Plans [Member] | Equity securities [Member]
Actual and target asset allocation [Abstract]
Actual asset allocation (in hundredths)	47.00%	48.00%
Target asset allocation (in hundredths)	50.00%	50.00%
Non-US Plans [Member] | United Kingdom - Lyondell Chemical Plans [Member] | Fixed income [Member]
Actual and target asset allocation [Abstract]
Actual asset allocation (in hundredths)	53.00%	52.00%
Target asset allocation (in hundredths)	50.00%	50.00%
Non-US Plans [Member] | United Kingdom - Basell Plans [Member] | Equity securities [Member]
Actual and target asset allocation [Abstract]
Actual asset allocation (in hundredths)	59.00%	58.00%
Target asset allocation (in hundredths)	60.00%	60.00%
Non-US Plans [Member] | United Kingdom - Basell Plans [Member] | Fixed income [Member]
Actual and target asset allocation [Abstract]
Actual asset allocation (in hundredths)	41.00%	42.00%
Target asset allocation (in hundredths)	40.00%	40.00%
Non-US Plans [Member] | Netherlands - Lyondell Chemical Plans [Member] | Equity securities [Member]
Actual and target asset allocation [Abstract]
Actual asset allocation (in hundredths)	0.00%	18.00%
Target asset allocation (in hundredths)	0.00%	50.00%
Non-US Plans [Member] | Netherlands - Lyondell Chemical Plans [Member] | Fixed income [Member]
Actual and target asset allocation [Abstract]
Actual asset allocation (in hundredths)	100.00%	82.00%
Target asset allocation (in hundredths)	100.00%	50.00%
Non-US Plans [Member] | Netherlands - Basell Plans [Member] | Equity securities [Member]
Actual and target asset allocation [Abstract]
Actual asset allocation (in hundredths)	7.00%	10.00%
Target asset allocation (in hundredths)	18.00%	18.00%
Non-US Plans [Member] | Netherlands - Basell Plans [Member] | Fixed income [Member]
Actual and target asset allocation [Abstract]
Actual asset allocation (in hundredths)	93.00%	90.00%
Target asset allocation (in hundredths)	82.00%	82.00%